Condensed Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net loss	$ (217,778)	$ (60,278)
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash interest expense	5,163	1,078
Loss on issuance of convertible loans	53,967	16,036
Loss on issuance of Forward Purchase Agreement	11,674	0
Loss on extinguishment of convertible loans	25,598	0
Gain on settlement of Forward Purchase Agreement	(399)	0
(Gain) Loss on disposal of property and equipment	(4)	58
Depreciation and amortization	4,411	4,077
Non-cash share-based compensation expense	52,316	0
Non-cash (gain) loss on foreign currency remeasurement	(1,354)	338
Loss on fair value of Advanced Subscription Agreements	4,470	1,878
(Gain) Loss in fair value of derivative liability	(12,922)	11,133
Gain on fair value of warrant liabilities	(13,800)	0
Loss on fair value of Forward Purchase Agreement	15,609	0
Gain on fair value of exchangeable right liability	(34,452)	0
Changes in operating assets and liabilities:
Accounts receivable	(727)	(400)
Prepaid expenses and other current assets	(9,775)	(90)
Accounts payable	(1,361)	2,647
Accrued expenses and other liabilities	12,516	2,023
Income tax provision	282	0
Net cash used in operating activities	(106,566)	(21,500)
Investing activities
Purchases of property and equipment	(562)	(55)
Development of internal software	(2,716)	(1,810)
Net cash used in investing activities	(3,278)	(1,865)
Financing activities
Proceeds from issuance of ordinary shares to PIPE investors, net of issuance costs	122,717	1,004
Proceeds from Business Combination	70,308	0
Proceeds from exercise of warrants to purchase of common shares	606	0
Proceeds from exercise of options	2,086	0
Proceeds from issuance of Advanced Subscription Agreements, net of issuance costs	0	348
Proceeds from issuance of convertible loans	16,222	25,222
Proceeds from other loan	0	84
Net proceeds from issuance of long-term debt	31,865	0
Repayment of other loan	(84)	0
Proceeds from issuance of related party debt	0	9,862
Settlement of Forward Purchase Agreement	2,517	0
Advance payment of Forward Purchase Agreement	(75,012)	0
Repayment of related party debt	(10,142)	0
Net cash provided by financing activities	159,441	35,668
Effect of exchange rate changes on cash	3,304	823
Net increase in cash	52,901	13,126
Cash at beginning of period	14,421	1,295
Cash at end of period	67,322	14,421
Non-cash financing activities
Property and equipment purchases in accounts payable	90	0
Transaction costs included in accounts payable and accrued expenses	8,476	0
Convertible note issued through settlement of accounts payable and recognition of prepaid revenue share costs	4,813	0
Supplemental cash flow information
Interest paid	863	529
Virtuoso
Non-cash financing activities
Net liabilities acquired in the Business Combination through issuance of common shares	1,966	0
Advanced Subscription
Non-cash financing activities
Advanced Subscription Agreements converted into common shares	12,757	1,449
Convertible Debt
Financing activities
Payment of issuance costs of convertible loans	(1,004)	(852)
Non-cash financing activities
Advanced Subscription Agreements converted into common shares	106,252	0
Secured Debt
Financing activities
Payment of issuance costs of convertible loans	$ (638)	$ 0